Accumulated Other Comprehensive Income (Loss) - Reclassifications From Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes	$ 167	$ 500	$ 592	$ 1,276	$ 1,667	$ 1,692	$ 1,882
Provision for income taxes	(45)	(40)	(144)	(202)	(321)	(349)	(422)
Net income	$ 122	$ 460	$ 448	$ 1,074	1,346	1,343	1,460
Reclassification out of Accumulated Other Comprehensive Income | Transition asset
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Nonoperating income (expense)						1	1
Reclassification out of Accumulated Other Comprehensive Income | Net actuarial loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Nonoperating income (expense)					(1)	1	2
Reclassification out of Accumulated Other Comprehensive Income | Settlements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Nonoperating income (expense)					1
Reclassification out of Accumulated Other Comprehensive Income | Defined Benefit Pension
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before income taxes						2	3
Provision for income taxes					0	0	(1)
Net income					$ 0	$ 2	$ 2